PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 86.5% of Net Assets
Non-Convertible Bonds – 81.9%
	ABS Car Loan – 4.2%
$675,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	$626,606
125,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	126,582
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	118,882
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	124,024
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	435,547
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	189,972
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	620,768
305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	273,695
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	562,450
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	120,531
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	87,027
411,182	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	397,432
420,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	334,391
525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	501,930
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	816,449
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	302,028
1,400,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	1,290,008
305,000	DT Auto Owner Trust, Series 2021-2A, Class D, 1.500%, 2/16/2027, 144A	280,123
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	1,209,067
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	759,837
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	907,509
100,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	93,711
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	160,073
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	222,317
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	387,427

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	$303,353
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027, 144A	1,865,107
725,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	657,733
675,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	603,627
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, 4.850%, 6/25/2026, 144A	822,477
599,000	Hertz Vehicle Financing III LLC, Series 2022-3A, 6.310%, 3/25/2025, 144A	571,115
455,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	419,400
128,876	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	123,887
127,482	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	118,752
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028, 144A	632,530
152,481	Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	146,661

		17,213,028

	ABS Credit Card – 0.3%
480,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	474,792
700,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	667,839
100,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	96,831

		1,239,462

	ABS Home Equity – 4.8%
901,563	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	822,468
476,199	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	438,153
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	161,546
300,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	219,326
150,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	113,420
555,355	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	523,933
1,305,586	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	1,161,967
284,184	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30-day Average SOFR + 2.000%, 5.928%, 4/25/2042, 144A(b)	282,763
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	562,816

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	$261,010
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	168,436
300,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	262,863
145,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	120,592
130,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	107,817
315,820	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	296,192
87,360	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	66,702
806,950	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	658,567
418,059	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	341,116
138,604	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	136,350
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)	1,030,604
606,363	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	548,086
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(a)	92,565
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	596,459
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	203,055
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	168,777
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	104,372
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	83,415
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	245,649
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	82,805
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	315,011
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	163,724
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	261,689
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	76,577
910,846	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	851,648
350,853	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	323,024

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$694,166	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	$618,857
179,432	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	160,670
869,584	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	786,669
988,668	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	981,182
1,030,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	974,064
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	231,472
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	395,741
676,293	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	627,966
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	81,225
229,594	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	216,727
299,664	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	258,574
778,940	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	700,745
659,908	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	596,566
461,734	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	418,587
1,043,640	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	918,005

		19,820,547

	ABS Other – 2.4%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	90,893
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	134,684
111,890	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036, 144A	94,833
756,181	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	653,392
865,718	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	738,175
135,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	131,094
370,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	336,628
300,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	282,971
1,542,296	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	1,249,764

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$110,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	$101,667
146,012	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	111,704
350,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	343,120
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	264,276
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	349,981
1,315,069	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	1,019,191
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	87,226
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	307,198
69,050	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	52,824
142,429	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	132,968
93,260	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	87,787
82,308	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	75,242
1,282,273	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	1,060,876
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	90,617
647,108	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	536,676
230,000	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.750%, 10/25/2056, 144A(a)	214,403
557,563	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	420,966
1,155,434	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	845,649

		9,814,805

	ABS Student Loan – 0.7%
320,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	287,093
252,628	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	223,181
236,799	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	200,552
95,531	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	85,736
244,801	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	211,657
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	70,484

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	$108,311
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	248,075
229,495	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	218,544
69,207	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	63,142
869,712	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 5.048%, 1/15/2053, 144A(b)	832,108
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	378,257

		2,927,140

	ABS Whole Business – 0.7%
120,938	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	110,269
57,150	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	52,374
134,400	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	124,265
1,551,375	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	1,305,080
295,500	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	235,562
92,150	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	76,548
49,625	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	43,513
261,250	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	235,320
723,975	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	584,482

		2,767,413

	Aerospace & Defense – 0.5%
1,520,000	Boeing Co. (The), 3.825%, 3/01/2059	971,735
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,211,238

		2,182,973

	Airlines – 1.2%
340,430	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	302,411
1,121,213	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,054,285
708,529	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	636,653
399,883	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	386,763

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,064,819	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	$969,895
994,801	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	924,241
497,942	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	490,487

		4,764,735

	Automotive – 1.0%
550,000	Ford Motor Co., 3.250%, 2/12/2032	412,468
1,735,000	General Motors Co., 5.200%, 4/01/2045	1,410,157
100,000	General Motors Co., 6.250%, 10/02/2043	92,453
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	1,910,347
60,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	50,514
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	84,637

		3,960,576

	Banking – 6.2%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,183,069
1,585,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	1,059,969
1,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(c)	939,375
750,000	American Express Co., 5.850%, 11/05/2027	780,773
3,340,000	Bank of America Corp., 6.110%, 1/29/2037	3,377,945
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	559,887
915,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	790,904
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	857,812
1,175,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	1,033,415
2,250,000	Citigroup, Inc., (fixed rate to 1/25/2025, variable rate thereafter), 2.014%, 1/25/2026	2,085,226
685,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	561,077
495,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	431,284
360,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	368,592

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$500,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	$427,046
1,045,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	981,097
780,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	710,471
500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	439,240
370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	262,765
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	881,323
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	196,417
2,260,000	Goldman Sachs Group, Inc. (The), (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	2,163,165
2,075,000	Goldman Sachs Group, Inc. (The), (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	1,988,710
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	213,750
1,495,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	1,328,387
530,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	523,471
320,000	Synchrony Bank, 5.400%, 8/22/2025	315,680
650,000	Synchrony Bank, 5.625%, 8/23/2027	634,693
200,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	170,504
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	356,347

		25,622,394

	Brokerage – 0.4%
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,684,214

	Building Materials – 1.6%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	3,798,157
780,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	720,728
140,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	105,374
213,000	Masco Corp., 6.500%, 8/15/2032	218,041
380,000	Masco Corp., 7.750%, 8/01/2029	415,348
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,257,243

		6,514,891

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – 3.3%
$375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	$301,080
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	2,498,282
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	36,828
1,780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,385,744
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	109,452
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,548,488
230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	196,802
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	1,497,638
2,045,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	1,648,781
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	658,012
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	1,865,772
270,000	DISH DBS Corp., 7.750%, 7/01/2026	217,725
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	274,539
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,428,092

		13,667,235

	Chemicals – 0.5%
775,000	Ashland LLC, 3.375%, 9/01/2031, 144A	619,435
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	170,091
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	546,140
310,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	301,209
230,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	218,718
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	183,750

		2,039,343

	Construction Machinery – 0.5%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	191,294

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$415,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	$399,583
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	603,288
965,000	Toro Co. (The), 6.625%, 5/01/2037	986,100

		2,180,265

	Consumer Cyclical Services – 1.5%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	562,892
155,000	Expedia Group, Inc., 3.250%, 2/15/2030	131,485
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	845,564
2,965,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	2,583,271
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	1,363,200
390,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	390,273
120,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	120,413

		5,997,098

	Consumer Products – 0.3%
880,000	Avon Products, Inc., 8.450%, 3/15/2043	842,512
730,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	595,687

		1,438,199

	Diversified Manufacturing – 0.1%
204,000	GE Capital Funding LLC, 4.550%, 5/15/2032	193,645
165,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 8.099%(b)(c)	162,103

		355,748

	Electric – 0.4%
1,128,798	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,115,581
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	99,034
265,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	261,319

		1,475,934

	Finance Companies – 3.7%
630,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	527,798

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$795,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	$621,500
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 5.829%, 1/15/2067, 144A(b)	161,445
612,000	Air Lease Corp., 4.625%, 10/01/2028	572,428
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	823,184
460,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	354,200
2,290,000	Ares Capital Corp., 3.200%, 11/15/2031	1,680,517
240,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	208,939
655,000	Barings BDC, Inc., 3.300%, 11/23/2026	555,164
780,000	FS KKR Capital Corp., 3.125%, 10/12/2028	628,812
622,000	FS KKR Capital Corp., 3.400%, 1/15/2026	551,560
1,585,000	Navient Corp., Series A, 5.625%, 8/01/2033	1,129,131
1,490,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,367,848
2,075,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,778,612
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,065,829
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,553,156
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	806,609

		15,386,732

	Financial Other – 1.2%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	291,488
200,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	86,205
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	58,144
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	55,962
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	54,971
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	51,558
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	52,500
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	317,442

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$2,122,582
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	174,901
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	27,078
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	27,094
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	245,038
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	89,288
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	90,072
840,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	684,946
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	72,495
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	78,727
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	37,336
410,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(d)	87,658
230,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	48,992
445,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(d)	95,132
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	32,502
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026	64,844
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	36,944
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	34,277
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	20,844

		5,039,020

	Food & Beverage – 0.4%
70,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	68,425
350,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	289,676
1,230,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	961,442
280,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	238,155

		1,557,698

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – 1.1%
$925,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	$688,706
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	307,763
1,460,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,392,709
30,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	28,800
710,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	662,376
575,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	541,119
505,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	484,169
415,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	410,958

		4,516,600

	Government Owned - No Guarantee – 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	590,130
410,000	EcoPetrol S.A., 4.625%, 11/02/2031	313,174
870,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	866,987
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	108,440
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	203,800

		2,082,531

	Health Insurance – 0.7%
2,490,000	Centene Corp., 2.500%, 3/01/2031	1,948,358
625,000	Centene Corp., 2.625%, 8/01/2031	491,125
430,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	357,089

		2,796,572

	Healthcare – 0.3%
395,000	Alcon Finance Corp., 5.375%, 12/06/2032, 144A	397,006
235,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	187,113
700,000	HCA, Inc., 4.125%, 6/15/2029	639,024
185,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	165,634

		1,388,777

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.4%
$1,745,000	PulteGroup, Inc., 6.375%, 5/15/2033	$1,740,731

	Independent Energy – 3.2%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,218,375
935,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	692,544
3,965,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	3,690,861
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	662,300
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	840,756
50,000	EQT Corp., 3.125%, 5/15/2026, 144A	45,952
840,000	EQT Corp., 3.625%, 5/15/2031, 144A	711,846
1,125,000	EQT Corp., 3.900%, 10/01/2027	1,038,561
160,000	EQT Corp., 5.000%, 1/15/2029	150,201
160,000	EQT Corp., 5.700%, 4/01/2028	159,140
45,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	45,414
65,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	71,760
975,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,100,780
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,046,497
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	64,398
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	311,781
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	41,984
125,000	Ovintiv, Inc., 7.375%, 11/01/2031	133,048
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	111,097
355,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	361,604
705,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	728,066

		13,226,965

	Industrial Other – 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	320,981

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – 0.7%
$620,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$442,705
395,000	Carnival Corp., 6.000%, 5/01/2029, 144A	263,221
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	604,812
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	419,796
280,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	206,702
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	113,169
1,195,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	953,664

		3,004,069

	Life Insurance – 2.2%
1,860,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	1,716,057
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	317,474
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,659,628
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,644,410
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,479,259
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,187,147

		9,003,975

	Lodging – 0.8%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	684,684
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	163,230
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	589,100
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	439,702
620,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	505,195
870,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	721,465
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	104,400
95,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	92,935

		3,300,711

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 1.5%
$540,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	$439,744
195,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	165,181
470,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	399,701
185,000	Netflix, Inc., 4.875%, 4/15/2028	178,633
1,510,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,408,225
200,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	194,000
915,000	Netflix, Inc., 5.875%, 11/15/2028	927,380
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,219,706
300,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	260,013
1,235,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	1,018,282

		6,210,865

	Metals & Mining – 2.3%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,559,534
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,514,438
615,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	598,604
430,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	357,624
5,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,540
5,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	4,657
2,080,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	1,964,315
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	2,377,234
215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	185,232

		9,566,178

	Midstream – 1.2%
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	438,379
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,637
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	563,456
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	850,710

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$715,000	Energy Transfer LP, 5.750%, 2/15/2033	$699,527
550,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	470,206
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	277,614
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	98,849
35,000	Targa Resources Corp., 5.200%, 7/01/2027	34,305
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	332,061
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	90,295
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	98,797
170,000	Western Midstream Operating LP, 4.300%, 2/01/2030	148,396
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	333,002
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	66,458
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	45,648
230,000	Western Midstream Operating LP, 5.500%, 2/01/2050	189,474

		4,746,814

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
710,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	547,984
740,000	BPR Trust, Series 2021-NRD, Class F, 1-month SOFR + 6.870%, 11.196%, 12/15/2038, 144A(b)	650,833
570,000	BPR Trust, Series 2022-STAR, Class A, 1-month SOFR + 3.232%, 7.568%, 8/15/2024, 144A(b)	560,924
125,663	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	112,967
104,817	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	89,869
153,306	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	153,020
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	157,035
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	80,746
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	147,098
253,810	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 6.568%, 7/15/2038, 144A(b)	242,986
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	267,594

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(a)	$275,075
255,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	233,449
1,030,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.064%, 12/15/2047, 144A(a)	973,211
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.064%, 12/15/2047, 144A(a)	92,719
150,000	MedTrust, Series 2021-MDLN, Class B, 1-month LIBOR + 1.450%, 5.768%, 11/15/2038, 144A(b)	142,853
400,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 6.118%, 11/15/2038, 144A(b)	380,021
195,000	MedTrust, Series 2021-MDLN, Class D, 1-month LIBOR + 2.000%, 6.318%, 11/15/2038, 144A(b)	184,242
102,443	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	82,466
535,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198%, 8/15/2046(a)	527,226
800,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)	769,978
160,755	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	156,425
285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.296%, 7/15/2046(a)	270,224
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	228,662
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.529%, 8/15/2046(a)	358,253
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	335,599

		8,021,459

	Paper – 0.4%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	393,264
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,167,060

		1,560,324

	Pharmaceuticals – 1.1%
580,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	368,904
355,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	170,398
35,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	16,774
290,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	139,101
390,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	188,982

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$40,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	$19,258
65,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	31,418
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	545,021
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	297,330
1,710,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,045,537
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,048,524
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	618,930

		4,490,177

	Property & Casualty Insurance – 0.2%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 15.339%, 1/15/2033, 144A(b)(e)(f)	163,000
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	869,781

		1,032,781

	REITs - Diversified – 0.0%
270,000	EPR Properties, 3.600%, 11/15/2031	195,615

	Retailers – 0.3%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,057,769

	Technology – 3.7%
1,070,000	Avnet, Inc., 5.500%, 6/01/2032	988,038
735,000	Block, Inc., 3.500%, 6/01/2031	586,475
550,000	Broadcom, Inc., 2.600%, 2/15/2033, 144A	412,828
425,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	312,488
715,000	Broadcom, Inc., 4.150%, 11/15/2030	640,749
180,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	159,807
210,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	178,855
1,825,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,503,866
45,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	41,415
1,820,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	1,467,284

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$1,295,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	$1,180,959
335,000	Fidelity National Information Services, Inc., 5.100%, 7/15/2032	322,680
170,000	Global Payments, Inc., 2.900%, 11/15/2031	134,057
255,000	Global Payments, Inc., 5.300%, 8/15/2029	246,526
545,000	Global Payments, Inc., 5.400%, 8/15/2032	519,031
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,059,723
1,480,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,503,350
290,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	223,955
145,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	138,967
315,000	Open Text Corp., 6.900%, 12/01/2027, 144A	315,000
1,270,000	Oracle Corp., 3.950%, 3/25/2051	904,798
505,000	Oracle Corp., 6.150%, 11/09/2029	524,173
615,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	530,437
490,000	Western Digital Corp., 2.850%, 2/01/2029	379,098
810,000	Western Digital Corp., 4.750%, 2/15/2026	762,793

		15,037,352

	Treasuries – 21.2%
16,275,000	U.S. Treasury Bond, 3.250%, 5/15/2042	14,268,598
20,545,000	U.S. Treasury Note, 0.125%, 4/30/2023	20,262,506
10,310,000	U.S. Treasury Note, 0.125%, 5/31/2023	10,125,950
15,495,000	U.S. Treasury Note, 0.125%, 7/31/2023	15,087,046
9,340,000	U.S. Treasury Note, 0.500%, 11/30/2023	8,986,102
12,585,000	U.S. Treasury Note, 0.875%, 1/31/2024(g)	12,075,209
6,710,000	U.S. Treasury Note, 1.500%, 2/29/2024	6,467,811

		87,273,222

	Wireless – 2.2%
585,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	482,918

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$935,000	SBA Communications Corp., 3.125%, 2/01/2029	$777,443
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	492,624
210,000	SoftBank Group Corp., 5.250%, 7/06/2031	168,000
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	126,589
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	214,105
3,275,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	2,884,520
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,399,355
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,685,741

		9,231,295

	Total Non-Convertible Bonds (Identified Cost $382,839,092)	337,455,213

	Convertible Bonds – 3.8%
	Airlines – 0.4%
245,000	JetBlue Airways Corp., 0.500%, 4/01/2026	178,624
1,160,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,393,160

		1,571,784

	Cable Satellite – 0.9%
15,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(h)	11,783
1,055,000	DISH Network Corp., 2.375%, 3/15/2024	950,555
4,100,000	DISH Network Corp., 3.375%, 8/15/2026	2,568,650
75,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(i)	48,008

		3,578,996

	Consumer Cyclical Services – 0.3%
90,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(i)	63,710
1,270,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(i)	1,072,629

		1,136,339

	Gaming – 0.1%
215,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	316,910

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.4%
$2,405,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$1,847,508

	Leisure – 0.2%
1,120,000	NCL Corp. Ltd., 1.125%, 2/15/2027	767,133

	Media Entertainment – 0.2%
605,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(i)	422,593
540,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(i)	434,700

		857,293

	Pharmaceuticals – 1.0%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	870,266
2,205,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,369,407
580,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(h)	535,412
485,000	Livongo Health, Inc., 0.875%, 6/01/2025	424,559

		4,199,644

	Technology – 0.3%
35,000	Bentley Systems, Inc., 0.375%, 7/01/2027	28,490
480,000	RingCentral, Inc., Zero Coupon, 7.146%-8.016%, 3/15/2026(i)	376,800
465,000	Splunk, Inc., 1.125%, 6/15/2027	392,367
570,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(i)	426,645

		1,224,302

	Total Convertible Bonds (Identified Cost $19,290,526)	15,499,909

	Municipals – 0.8%
	Virginia – 0.8%
3,865,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $3,848,520)	3,481,750

	Total Bonds and Notes (Identified Cost $405,978,138)	356,436,872

	Senior Loans – 0.3%
	Independent Energy – 0.3%
1,282,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 12.941%, 11/01/2025(b)(j) (Identified Cost $1,282,579)	1,351,228

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – 3.9%
$555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 7.225%, 4/23/2034, 144A(b)	$494,543
1,090,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 7.275%, 4/22/2034, 144A(b)	1,006,372
1,005,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 7.393%, 4/20/2034, 144A(b)	915,448
605,000	AIMCO CLO Ltd., Series 2020-12A, Class AR, 3-month SOFR + 1.170%, 5.034%, 1/17/2032, 144A(b)	593,356
1,940,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 7.143%, 4/20/2034, 144A(b)	1,784,008
2,100,000	Ares XLII CLO Ltd., Series 2017-42A, Class BR, 3-month LIBOR + 1.500%, 5.825%, 1/22/2028, 144A(b)	2,047,634
255,000	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 7.325%, 1/23/2031, 144A(b)	238,991
370,000	Carlyle U.S. CLO Ltd., Series 2018-4A, Class C, 3-month LIBOR + 2.900%, 7.143%, 1/20/2031, 144A(b)	336,962
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.890%, 6.969%, 7/16/2031, 144A(b)	273,029
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.650%, 6.844%, 4/18/2031, 144A(b)	455,417
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 7.093%, 1/20/2034, 144A(b)	318,667
365,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3-month LIBOR + 3.050% 7.129%, 4/15/2034, 144A(b)	333,622
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 7.325%, 1/23/2031, 144A(b)	466,350
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 2.700%, 6.779%, 4/15/2031, 144A(b)	1,824,821
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3-month LIBOR + 2.950%, 7.193%, 7/20/2031, 144A(b)	226,354
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 7.829%, 4/15/2034, 144A(b)	1,682,280
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 7.493%, 4/20/2034, 144A(b)	218,641
895,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3-month LIBOR + 1.100%, 5.775%, 5/20/2031, 144A(b)	879,982
467,354	Shackleton CLO Ltd., Series 2017-10A, Class AR2, 3-month LIBOR + 0.890%, 5.133%, 4/20/2029, 144A(b)	460,293
470,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3-month LIBOR + 1.160%, 5.239%, 4/17/2034, 144A(b)	458,411
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 7.143%, 4/20/2034, 144A(b)	539,076
410,000	VERDE CLO Ltd., Series 2019-1A, Class AR, 3-month LIBOR + 1.100%, 5.179%, 4/15/2032, 144A(b)	402,576

	Total Collateralized Loan Obligations (Identified Cost $16,954,706)	15,956,833

Shares

Common Stocks – 1.3%
	Aerospace & Defense – 0.0%
330	Lockheed Martin Corp.	160,542

	Air Freight & Logistics – 0.0%
762	United Parcel Service, Inc., Class B	132,466

Shares	Description	Value (†)

Common Stocks – continued
	Beverages – 0.0%
2,233	Coca-Cola Co. (The)	$142,041

	Biotechnology – 0.1%
1,297	AbbVie, Inc.	209,608

	Capital Markets – 0.1%
100	BlackRock, Inc.	70,863
1,063	Morgan Stanley	90,376

		161,239

	Communications Equipment – 0.0%
1,308	Cisco Systems, Inc.	62,313

	Containers & Packaging – 0.0%
443	Packaging Corp. of America	56,664

	Electric Utilities – 0.1%
865	Duke Energy Corp.	89,086
1,534	NextEra Energy, Inc.	128,243

		217,329

	Electrical Equipment – 0.0%
671	Emerson Electric Co.	64,456

	Food & Staples Retailing – 0.1%
121	Costco Wholesale Corp.	55,236
820	Walmart, Inc.	116,268

		171,504

	Health Care Equipment & Supplies – 0.0%
1,003	Abbott Laboratories	110,119

	Health Care Providers & Services – 0.1%
225	Elevance Health, Inc.	115,418
214	UnitedHealth Group, Inc.	113,459

		228,877

	Hotels, Restaurants & Leisure – 0.0%
1,468	Starbucks Corp.	145,626

	Household Products – 0.1%
1,246	Procter & Gamble Co. (The)	188,844

	IT Services – 0.0%
311	Accenture PLC, Class A	82,987

	Life Sciences Tools & Services – 0.0%
156	Thermo Fisher Scientific, Inc.	85,908

	Machinery – 0.1%
255	Cummins, Inc.	61,784
289	Deere & Co.	123,912

		185,696

Shares	Description	Value (†)

Common Stocks – continued
	Media – 0.2%
138,910	Altice USA, Inc., Class A(e)	$638,986
3,807	Comcast Corp., Class A	133,131
34,625	iHeartMedia, Inc., Class A(e)	212,251

		984,368

	Metals & Mining – 0.0%
1,730	Newmont Corp.	81,656

	Oil, Gas & Consumable Fuels – 0.1%
939	Battalion Oil Corp.(e)	9,118
332	Devon Energy Corp.	20,421
490	Pioneer Natural Resources Co.	111,911
2,715	Williams Cos., Inc. (The)	89,324

		230,774

	Pharmaceuticals – 0.1%
1,122	Bristol-Myers Squibb Co.	80,728
1,045	Johnson & Johnson	184,599
1,029	Merck & Co., Inc.	114,168

		379,495

	Professional Services – 0.0%
456	Clarivate PLC(e)	3,803

	REITs - Diversified – 0.0%
487	American Tower Corp.	103,176

	Road & Rail – 0.0%
436	Union Pacific Corp.	90,282

	Semiconductors & Semiconductor Equipment – 0.1%
259	Broadcom, Inc.	144,815
1,624	Microchip Technology, Inc.	114,086
1,166	QUALCOMM, Inc.	128,190

		387,091

	Software – 0.0%
578	Microsoft Corp.	138,616

	Specialty Retail – 0.0%
303	Home Depot, Inc. (The)	95,705

	Technology Hardware, Storage & Peripherals – 0.0%
923	Apple, Inc.	119,925

	Wireless Telecommunication Services – 0.1%
2,517	T-Mobile US, Inc.(e)	352,380

	Total Common Stocks (Identified Cost $7,497,347)	5,373,490

Shares	Description	Value (†)

Preferred Stocks – 1.1%
Convertible Preferred Stocks – 1.1%
	Banking – 0.5%
1,109	Bank of America Corp., Series L, 7.250%	$1,286,440
834	Wells Fargo & Co., Class A, Series L, 7.500%	988,290

		2,274,730

	Midstream – 0.1%
5,333	El Paso Energy Capital Trust I, 4.750%	240,194

	Technology – 0.1%
8,046	Clarivate PLC, Series A, 5.250%	304,782

	Wireless – 0.4%
1,413	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	1,616,500

	Total Convertible Preferred Stocks (Identified Cost $5,432,621)	4,436,206

	Total Preferred Stocks (Identified Cost $5,432,621)	4,436,206

Principal Amount

Short-Term Investments – 5.5%
$12,354,393	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $12,356,863 on 1/03/2023 collateralized by $13,127,700 U.S. Treasury Note, 3.250% due 6/30/2029 valued at $12,601,568 including accrued interest(k)	12,354,393
10,100,000	U.S. Treasury Bills, 3.995%-3.996%, 1/26/2023(l)(m)	10,074,960

	Total Short-Term Investments (Identified Cost $22,426,368)	22,429,353

	Total Investments – 98.6% (Identified Cost $459,571,759)	405,983,982
	Other assets less liabilities – 1.4%	5,876,454

	Net Assets – 100.0%	$411,860,436

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(c)	Perpetual bond with no specified maturity date.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(e)	Non-income producing security.

(f)	Level 3 security. Value has been determined using significant unobservable inputs.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $155,751,038 or 37.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/22/2023	262	$35,642,065	$35,189,875	$(452,190)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$—	$869,781	$163,000	$1,032,781
All Other Non-Convertible Bonds*	—	336,422,432	—	336,422,432

Total Non-Convertible Bonds	—	337,292,213	163,000	337,455,213

Convertible Bonds*	—	15,499,909	—	15,499,909
Municipals*	—	3,481,750	—	3,481,750

Total Bonds and Notes	—	356,273,872	163,000	356,436,872

Senior Loans*	—	1,351,228	—	1,351,228
Collateralized Loan Obligations	—	15,956,833	—	15,956,833
Common Stocks*	5,373,490	—	—	5,373,490
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,616,500	—	1,616,500
All Other Convertible Preferred Stocks*	2,819,706	—	—	2,819,706

Total Preferred Stocks	2,819,706	1,616,500	—	4,436,206

Short-Term Investments	—	22,429,353	—	22,429,353

Total	$8,193,196	$397,627,786	$163,000	$405,983,982

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(452,190)	$—	$—	$(452,190)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$199,675	$2,221	$-	$(38,896)	$-	$-	$-	$-	$163,000	$(38,896)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of December 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives

Interest rate contracts	$(452,190)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 2,219,858	$ 2,219,858

Industry Summary at December 31, 2022 (Unaudited)

Treasuries	21.2%
Banking	6.7
ABS Home Equity	4.8
Cable Satellite	4.2
ABS Car Loan	4.2
Technology	4.1
Finance Companies	3.7
Independent Energy	3.5
Wireless	2.6
ABS Other	2.4
Metals & Mining	2.3
Pharmaceuticals	2.2
Life Insurance	2.2
Other Investments, less than 2% each	25.1
Short-Term Investments	5.5
Collateralized Loan Obligations	3.9

Total Investments	98.6
Other assets less liabilities (including futures contracts)	1.4

Net Assets	100.0%